Leases - Summary of Right-of-Use Assets within Consolidated Statements of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 197.9	€ 99.0
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	175.0	80.9
Equipment, tools and installations
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0.8	0.0
Automobiles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0.1	0.1
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	19.4	7.2
Advance payments
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 2.6	€ 10.8